Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2011
Noncontrolling Interest [Abstract]
Reconciliation of the Noncontrolling Interest
Reconciliation of the Noncontrolling Interest
Balance at January 1, 2009	$42,795,288
Redemption	(9,013,444)
Accretion of interest	1,059,663
Balance at December 31, 2009	$34,841,507
Addition of Noncontrolling Interest	3,252,412
Loss attributed to noncontrolling interest	(139,751)
Accretion of interest	1,050,000
Balance at December 31, 2010	$39,004,168
Disposal	(36,061,232)
Loss attributed to noncontrolling interest	(63,177)
Accretion of interest	1,319,761
Balance at December 31, 2011	$4,199,520